Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Equity Method Investment, Distribution	$ 63,263	$ 76,710	$ 97,768
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			5,783
Cash Acquired from Acquisition			$ 15,303